Financial Instruments - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)	Dec. 31, 2017	Dec. 31, 2016
Senior notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
2018	100.37%	95.68%
Senior notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
2018	101.54%	96.05%
Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
2018	107.86%
Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
2018	108.14%	100.65%
Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
2018	102.79%